Concentration of Risk (Details Narrative) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
Dec. 31, 2022
Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	79.00%
Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%